INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in associates and joint ventures (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investment in associates and joint ventures	$ 2,928,984	$ 2,997,603
Investments in associates at fair value	1,830,884	1,670,782
Investments in associates at equity method value	937,727	855,291
Total for all associates
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investment in associates and joint ventures	2,768,611	2,526,073	$ 2,300,450
Total for all joint ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investment in associates and joint ventures	$ 160,373	$ 471,530	$ 615,183